S000001146 [Member] Investment Risks - TCW METWEST LOW DURATION BOND FUND	Mar. 31, 2026
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates. This risk is greater during periods of rising inflation.

Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

Unrated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

Price Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

U S Trade Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Trade Policy Risk: There have been significant changes to United States trade policies, agreements and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, agreements and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of the Fund’s portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s portfolio investments.

U S Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Treasury Obligations Risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, the ongoing conflicts between Russia and Ukraine and among Israel, Hamas, Iran and other militant groups in the Middle East have caused and could continue to cause market disruptions in the regions and globally and thus could affect the value of the Fund’s investments.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Securities Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks.

Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Distressed and Defaulted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Reverse Repurchase Agreements Risk: the risk that the other party to a reverse repurchase transaction may fail to return the securities in a timely manner or at all. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities in the future at an agreed-upon price, date and interest payment. The Fund could lose money if it is unable to recover the securities and the value of the cash purchase price held by the Fund is less than the value of the securities. Similar to borrowing, reverse repurchase agreements can be used to provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage.

Below Investment Grade Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.